Note 4	12 Months Ended
Dec. 31, 2022
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
European Central Bank (ECB) recommendations for 2020
In accordance with recommendation ECB/2020/19 issued by the ECB on March 27, 2020 on dividend distributions during the COVID-19 pandemic, the Board of Directors of BBVA resolved to modify for the financial year corresponding to 2020 the dividend policy of the Group, announced on February 1, 2017 by means of Relevant Information number 247679, determining as the policy for 2020 not to pay any dividend amount corresponding to 2020 until the uncertainties caused by COVID-19 disappear and, in any case, not before the end of such fiscal year. On July 27, 2020, the ECB prolonged this recommendation until January 1, 2021 by adopting recommendation ECB/2020/35.
On December 15, 2020 the ECB issued recommendation ECB/2020/62, repealing recommendation ECB/2020/35 and recommending that significant credit institutions exercise extreme prudence when deciding on or paying out dividends or performing share buy-backs aimed at remunerating shareholders.
Shareholder remuneration during financial year 2021
Cash distributions
BBVA notified on January 29, 2021, by means of an Inside Information filing with the CNMV (hereinafter, “Inside Information”), that it intended to resume its shareholder remuneration policy announced on February 1, 2017, by means of Relevant Information number 247679 in 2021, contingent upon the repealing of recommendation ECB/2020/62 and the absence of further restrictions or limitations.
The Annual General Shareholders' Meeting held on April 20, 2021 approved, in the third item of its agenda, a cash distribution from the share premium account of BBVA of €0.059 gross for each of the Bank's outstanding shares which are entitled to participate in the aforementioned distribution, all this in compliance with recommendation ECB/2020/62 on dividend payments during the COVID-19 pandemic, which was paid on April 29, 2021. The total amount was €393 million and was recognized under the heading “Total Equity – Shareholder's Funds – Share Premium” of the consolidated balance sheet as of December 31, 2021 (see Note 27).
On July 23, 2021, the ECB published the approval of recommendation ECB/2021/31 repealing recommendation ECB/2020/62 from September 30, 2021, whereby the ECB indicated that it would assess capital, dividend distribution and share buyback plans of each financial institution in the context of its ordinary supervisory process, eliminating the remaining restrictions on dividend and share buyback related matters established in recommendation ECB/2020/62.
In line with the above, BBVA communicated by means of an Inside Information on September 30, 2021 that the Board of Directors of BBVA had approved the payment of a cash interim dividend of €0.08 gross (€0.0648 net of withholding tax) per each outstanding BBVA share on account of the 2021 dividend. The total amount paid to shareholders on October 12, 2021, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €532 million and is recognized under the heading "Shareholder’s funds - Total equity- Interim dividends" of the consolidated balance sheet as of December 31, 2021.
Amendment of Shareholder Remuneration Policy
BBVA's Board of Directors announced, on November 18, 2021, the amendment of the Group's shareholder remuneration policy (announced on February 1, 2017 by means of Relevant Information number 247679), establishing as a policy to distribute annually between 40% and 50% of the consolidated ordinary profit for each year (excluding amounts and items of an extraordinary nature included in the consolidated income statement), compared to the previous policy that established a distribution between 35% and 40%.
This policy is implemented through the distribution of an interim dividend for the year (which is expected to be paid in October of each year) and a final dividend or final distribution (which is expected to be paid at the end of the year and once the application of the result is approved, foreseeably in April of each year), with the possibility of combining cash distributions with share buybacks (the execution of the share buyback program scheme described below is considered as extraordinary shareholder remuneration and is therefore not included in the scope of the policy), all subject to the corresponding authorizations and approvals applicable at any given time.
Shareholder remuneration during financial year 2022
Cash distributions
During the 2022 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Meeting of BBVA held on March 18, 2022, approved, under item 2 of the Agenda, a cash distribution from the voluntary reserves account as additional shareholder remuneration for the 2021 fiscal year, for an amount equal to €0.23 (€0.1863 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 8, 2022. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €1,463 million.
–The Board of Directors communicated by means of an Inside Information on September 29, 2022 that the Board of Directors of BBVA approved the payment of a cash interim dividend of €0.12 (€0.0972 net of withholding tax) per outstanding BBVA share against 2022 results. The total amount paid to shareholders on October 11, 2022, excluding dividends paid in respect of treasury shares held by the Group's companies, amounted to €722 million and is recognized under the heading “Total Equity- Interim Dividends” of the consolidated balance sheet as of December 31, 2022.
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA on September 28, 2022 was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2022
Profit of BBVA, S.A., after the provision for income tax	2,828
Maximum amount distributable	2,828
Amount of proposed interim dividend	724
BBVA cash balance available to the date	46,768
Other shareholder remuneration
On February 1, 2023, it was announced that a cash distribution in the amount of €0.31 gross per share to be paid in April as a final dividend for the year 2022 and the execution of a share buyback program of BBVA for an amount of €422 million were planned to be proposed to the corresponding corporate bodies for consideration, subject to obtaining the corresponding regulatory authorizations and the communication of the specific terms and conditions of the program before its execution.
Share buyback program
On October 26, 2021, BBVA obtained the pertinent authorization from the ECB to buy back up to 10% of its share capital for a maximum of €3,500 million, in one or several tranches and over the course of a 12-month period (the “Authorization”).
Upon receiving the Authorization and making use of the delegation conferred by the BBVA Annual General Meeting held on March 16, 2018, at its meeting of October 28, 2021, BBVA Board of Directors resolved to carry out a share buyback program scheme in compliance with Regulation (EU) no. 596/2014 of the European Parliament and the Council of April 16, 2014 on market abuse and Delegate Regulation (EU) no. 2016/1052 of the Commission, of March 8, 2016, executed in various tranches up to a maximum of €3,500 million, with the aim of reducing BBVA's share capital (the “Program Scheme”), notwithstanding the possibility of terminating or cancelling the Program Scheme at an earlier date where advisable due to the concurrence of a series of specific circumstances, as well as to carry out a first share buyback program within the scope of the Program Scheme (the "First Tranche") for the purpose of reducing BBVA's share capital, which was notified by means of Inside Information on October 29, 2021.
On November 19, 2021, BBVA notified by means of Inside Information that the First Tranche would be executed externally, starting on November 22, 2021, through J.P. Morgan AG as lead manager, for a maximum amount of €1,500 million, for the purchase of a maximum of 637,770,016 shares representing, approximately, 9.6% of BBVA's share capital. By means of Other Relevant Information filing dated March 3, 2022, BBVA announced the completion of the execution of the First Tranche upon reaching the maximum monetary amount of €1,500 million, having acquired 281,218,710 own shares representing, approximately, 4.22% of BBVA's share capital as of that date. On June 15, 2022, BBVA notified the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on 18 March 2022, through the reduction of BBVA’s share capital in a nominal amount of €137,797,167.90 and the consequent redemption, charged to unrestricted reserves, of 281,218,710 own shares of €0.49 par value each acquired derivatively by the Bank in execution of the First Tranche and which were held in treasury shares (see Notes 26, 27 and 29).
On February 3, 2022, BBVA notified by means of Inside Information that its Board of Directors had agreed, within the scope of the Program Scheme, to carry out a second buyback program for the repurchase of own shares (the “Second Tranche”) aimed at reducing BBVA’s share capital, for a maximum amount of €2,000 million and a maximum number of shares to be acquired equal to the result of subtracting from 637,770,016 own shares (9.6% of BBVA’s share capital at that date) the number of own shares finally acquired in execution of the First Tranche.
As a continuation of the previous communication, on March 16, 2022 BBVA informed by means of Inside Information that it had agreed to execute the Second Tranche: i) through the execution of a first segment for an amount of up to €1,000 million, and with a maximum number of shares to be acquired of 356,551,306 shares (the "First Segment"), externally through Goldman Sachs International as lead manager, who would execute the purchase transactions through the broker Kepler Cheuvreux, S.A.; and (ii) once execution of the First Segment had been completed, through the execution of a second segment that would complete the Framework Program (the "Second Segment").
By means of Other Relevant Information dated May 16, 2022, BBVA announced the completion of the execution of the First Segment upon reaching the maximum monetary amount of €1,000 million, having acquired 206,554,498 shares representing, approximately, 3.1% of BBVA's share capital as of said date.
On June 28, 2022, BBVA communicated through Inside Information the agreement to complete the Program Scheme by executing the Second Segment, for a maximum amount of €1,000 million and a maximum number of own shares to be acquired of 149,996,808. The execution of the Second Segment took place through Citigroup Global Markets Europe AG as lead manager, as BBVA informed through Inside Information on June 29, 2022. By means of Other Relevant Information dated August 19, 2022, BBVA announced the completion of the execution of the Second Segment upon reaching the maximum number of shares (149,996,808) representing, approximately, 2.3% of BBVA's share capital as of said date (which amounted to approximately €660 million). On September 30, 2022, BBVA notified through Other Relevant Information an additional partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 18, 2022, through the reduction of BBVA’s share capital in a nominal amount of €174,710,139.94 and the consequent redemption, charged to unrestricted reserves, of 356,551,306 own shares of €0.49 par value each acquired derivatively by the Bank in execution of the First Segment and Second Segment of the share buyback program scheme and which were held in treasury shares (see Notes 26, 27 and 29).
Proposal on allocation of earnings of BBVA, S.A. for 2022
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2022, which the Board of Directors will submit to the Annual General Meeting for approval.

Allocation of earnings (Millions of Euros)
2022
Profit (loss) for the year	4,816
Distribution
Interim dividends	724
Final dividend	1,869
Reserves / Accumulated gains	2,223